EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Partnership Units [Line Items]
Limited partners	$ 4,491	$ 3,798	$ 3,515
Total distributions	$ 1,266	$ 1,059	$ 830
Per unit (in dollars per share)	$ 1.32	$ 1.26	$ 1.18
Limited partners
Schedule of Partnership Units [Line Items]
Limited partners	$ 573	$ 410	$ 301
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited partners	580	551	516
Total distributions	574	545	510
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	6	6	6
Exchange LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	4	9	13
FV LTIP of the Operating Partnership | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	1	0	0
BPR | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	$ 108	$ 89	$ 0